Payden Limited Maturity Fund

Schedule of Investments
- January 31, 2022 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Asset Backed (25%
)
9,000,000 ACRES Commercial Realty Ltd. 2021-FL1
144A, (1 mo. LIBOR USD + 1.200%), 1.30%,
6/15/36 (a)(b) $ 8,957
2,964,755 AEP Texas Restoration Funding LLC 2019-1,
2.06%, 2/01/27  2,997
2,276,110 American Credit Acceptance Receivables Trust
2021-2 144A, 0.37%, 10/15/24 (a) 2,275
3,800,000 American Credit Acceptance Receivables Trust
2021-2 144A, 0.68%, 5/13/25 (a) 3,788
8,309,656 American Credit Acceptance Receivables Trust
2021-3 144A, 0.33%, 6/13/25 (a) 8,291
9,000,000 American Credit Acceptance Receivables Trust
2022-1 144A, 0.99%, 12/15/25 (a) 8,981
128,206 AmeriCredit Automobile Receivables Trust
2020-2, 0.60%, 12/18/23  128
5,049,984 AmeriCredit Automobile Receivables Trust
2021-1, 0.28%, 6/18/24  5,048
3,648,905 AmeriCredit Automobile Receivables Trust
2021-2, 0.26%, 11/18/24  3,643
5,200,000 ARI Fleet Lease Trust 2021-A 144A, 0.37%,
3/15/30 (a) 5,160
1,787,974 Atrium XII 12A 144A, (3 mo. LIBOR USD +
0.830%), 1.09%, 4/22/27 (a)(b) 1,789
7,650,000 Bain Capital Credit CLO Ltd. 2017-1A 144A, (3
mo. LIBOR USD + 0.970%), 1.22%, 7/20/30 (a)
(b) 7,650
816,400 Bank of The West Auto Trust 2019-1 144A,
2.43%, 4/15/24 (a) 821
1,800,000 Bank of The West Auto Trust 2019-1 144A,
2.51%, 10/15/24 (a) 1,823
4,239,101 Barings CLO Ltd. 2013-IA 144A, (3 mo. LIBOR
USD + 0.800%), 1.05%, 1/20/28 (a)(b) 4,239
1,610,000 BDS Ltd. 2020-FL5 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 1.264%), 1.31%, 2/16/37 (a)(b) 1,608
6,109,400 Benefit Street Partners CLO II Ltd. 2013-IIA
144A, (3 mo. LIBOR USD + 0.870%), 1.11%,
7/15/29 (a)(b) 6,116
743,540 BlueMountain CLO Ltd. 2015-2A 144A, (3 mo.
LIBOR USD + 0.930%), 1.17%, 7/18/27 (a)(b) 744
2,498,262 BMW Canada Auto Trust 2021-1A 144A,
0.33%, 7/20/23 CAD (a)(c) 1,963
5,125,000 BMW Canada Auto Trust 2021-1A 144A,
0.50%, 7/20/24 CAD (a)(c) 3,990
2,352,394 BMW Vehicle Lease Trust 2021-1, 0.20%,
3/27/23  2,351
5,250,000 Bristol Park CLO Ltd. 2016-1A 144A, (3 mo.
LIBOR USD + 0.990%), 1.23%, 4/15/29 (a)(b) 5,254
3,760,000 BSPRT Issuer Ltd. 2018-FL4 144A, (1 mo.
LIBOR USD + 1.300%), 1.40%, 9/15/35 (a)(b) 3,763
1,202,918 CarMax Auto Owner Trust 2018-4, 3.36%,
9/15/23  1,210
1,795,744 CarMax Auto Owner Trust 2020-4, 0.31%,
1/16/24  1,795
4,505,661 CarMax Auto Owner Trust 2021-2, 0.27%,
6/17/24  4,501
5,026,334 Carvana Auto Receivables Trust 2021-P2,
0.30%, 7/10/24  5,022
8,500,000 Carvana Auto Receivables Trust 2021-P3,
0.38%, 1/10/25  8,471
6,000,000 Carvana Auto Receivables Trust 2021-P4,
0.82%, 4/10/25  5,983
Principal
or Shares Security Description
Value
(000)
4,150,000 Carvana Auto Receivables Trust 2021-P4 144A,
2.15%, 9/11/28 (a) $ 4,157
5,279,809 CCG Receivables Trust 2021-1 144A, 0.30%,
6/14/27 (a) 5,238
3,383,625 CCG Receivables Trust 2020-1 144A, 0.54%,
12/14/27 (a) 3,372
8,750,000 CHCP Ltd. 2021-FL1 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 1.164%), 1.21%, 2/15/38 (a)(b) 8,737
1,478,567 Chesapeake Funding II LLC 2020-1A 144A,
0.87%, 8/16/32 (a) 1,476
7,722,210 Chesapeake Funding II LLC 2021-1A 144A, (1
mo. LIBOR USD + 0.230%), 0.33%, 4/15/33 (a)
(b) 7,729
7,850,000 CIFC Funding Ltd. 2017-4A 144A, (3 mo.
LIBOR USD + 0.950%), 1.21%, 10/24/30 (a)(b) 7,856
2,768,725 CLNC Ltd. 2019-FL1 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 1.364%), 1.41%, 8/20/35 (a)(b) 2,776
2,368,390 CNH Capital Canada Receivables Trust 2021-1A
144A, 0.39%, 3/15/24 CAD (a)(c) 1,862
6,891,527 CNH Capital Canada Receivables Trust 2021-2A
144A, 0.87%, 12/16/24 CAD (a)(c) 5,294
13,750,000 CNH Equipment Trust 2021-B, 0.22%, 8/15/24  13,718
524,589 Commonbond Student Loan Trust 2017-AGS
144A, (1 mo. LIBOR USD + 0.850%), 0.96%,
5/25/41 (a)(b) 525
2,107,399 Dell Equipment Finance Trust 2020-2 144A,
0.47%, 10/24/22 (a) 2,107
4,734,860 Dell Equipment Finance Trust 2021-1 144A,
0.33%, 5/22/26 (a) 4,726
8,850,000 Dell Equipment Finance Trust 2021-2 144A,
0.33%, 12/22/26 (a) 8,799
12,700,000 Dewolf Park CLO Ltd. 2017-1A 144A, (3 mo.
LIBOR USD + 0.920%), 1.16%, 10/15/30 (a)(b) 12,709
14,562,592 DLLAA LLC 2021-1A 144A, 0.36%, 5/17/24 (a) 14,520
9,000,000 DLLAD LLC 2021-1A 144A, 0.35%, 9/20/24 (a) 8,966
546,124 Drive Auto Receivables Trust 2021-1, 0.36%,
12/15/23  546
281,250 Drive Auto Receivables Trust 2018-1, 3.81%,
5/15/24  282
9,000,000 Drive Auto Receivables Trust 2021-3, 0.52%,
1/15/25  9,001
12,392,474 Dryden 36 Senior Loan Fund 2014-36A 144A, (3
mo. LIBOR USD + 1.020%), 1.26%, 4/15/29 (a)
(b) 12,396
1,087,109 Enterprise Fleet Financing LLC 2020-1 144A,
1.78%, 12/22/25 (a) 1,093
8,054,644 Enterprise Fleet Financing LLC 2020-2 144A,
0.61%, 7/20/26 (a) 8,013
4,728,652 Enterprise Fleet Funding LLC 2021-1 144A,
0.44%, 12/21/26 (a) 4,692
695,837 Exeter Automobile Receivables Trust 2021-2A,
0.27%, 1/16/24  696
15,048,316 Flagship Credit Auto Trust 2021-4 144A,
0.81%, 7/17/26 (a) 14,947
3,400,000 Flatiron CLO Ltd. 2017-1A 144A, (3 mo.
LIBOR USD + 0.980%), 1.14%, 5/15/30 (a)(b) 3,398
3,901,424 Ford Auto Securitization Trust 2021-AA 144A,
0.48%, 9/15/23 CAD (a)(c) 3,066
2,765,947 Ford Auto Securitization Trust 2020-AA 144A,
0.89%, 8/15/24 CAD (a)(c) 2,174
7,300,000 FS RIALTO 2021-FL2 144A, (1 mo. LIBOR
USD + 1.220%), 1.33%, 5/16/38 (a)(b) 7,297

Payden Mutual Funds
Payden Limited Maturity Fund
continued
Principal
or Shares Security Description
Value
(000)
7,467,434 Galaxy XXIII CLO Ltd. 2017-23A 144A, (3 mo.
LIBOR USD + 0.870%), 1.13%, 4/24/29 (a)(b) $ 7,467
1,836,475 GM Financial Automobile Leasing Trust 2020-2,
0.80%, 7/20/23  1,838
175,078 GM Financial Consumer Automobile Receivables
Trust 2020-3, 0.35%, 7/17/23  175
1,737,718 GM Financial Consumer Automobile Receivables
Trust 2021-2, 0.27%, 6/17/24  1,736
1,311,995 GMF Canada Leasing Trust 2021-1A 144A,
0.42%, 2/21/23 CAD (a)(c) 1,032
1,474,618 GMF Canada Leasing Trust 2020-1A 144A,
0.91%, 7/20/23 CAD (a)(c) 1,161
5,600,000 GMF Canada Leasing Trust 2021-1A 144A,
0.64%, 3/20/24 CAD (a)(c) 4,389
3,725,274 GreatAmerica Leasing Receivables Funding LLC
Series 2021-1 144A, 0.27%, 6/15/23 (a) 3,719
5,580,000 Greystone CRE Notes Ltd. 2019-FL2 144A, (1
mo. LIBOR USD + 1.180%), 1.28%, 9/15/37 (a)
(b) 5,565
3,084,458 HPEFS Equipment Trust 2021-1A 144A,
0.27%, 3/20/31 (a) 3,079
995,243 Hyundai Auto Lease Securitization Trust 2020-B
144A, 0.36%, 1/17/23 (a) 995
9,000,000 Hyundai Auto Lease Securitization Trust 2022-A
144A, 0.81%, 4/15/24 (a) 8,982
9,000,000 Hyundai Auto Receivables Trust 2021-B, 0.24%,
5/15/24  8,984
2,125,654 Invitation Homes Trust 2018-SFR1 144A, (1
mo. LIBOR USD + 0.700%), 0.81%, 3/17/37 (a)
(b) 2,125
2,973,368 John Deere Owner Trust 2021-A, 0.20%,
12/15/23  2,969
9,000,000 KREF Ltd. 2021-FL2 144A, (1 mo. LIBOR USD
+ 1.070%), 1.17%, 2/15/39 (a)(b) 8,998
1,364,002 Kubota Credit Owner Trust 2020-2A 144A,
0.41%, 6/15/23 (a) 1,364
2,625,073 Kubota Credit Owner Trust 2021-1A 144A,
0.31%, 4/15/24 (a) 2,616
15,150,000 Kubota Credit Owner Trust 2021-2A 144A,
0.26%, 6/17/24 (a) 15,063
2,404,117 LCM XX LP 20A 144A, (3 mo. LIBOR USD +
1.040%), 1.29%, 10/20/27 (a)(b) 2,405
8,450,000 LCM XXIV Ltd. 24A 144A, (3 mo. LIBOR USD
+ 0.980%), 1.23%, 3/20/30 (a)(b) 8,448
2,194,563 Madison Park Funding XIII Ltd. 2014-13A
144A, (3 mo. LIBOR USD + 0.950%), 1.20%,
4/19/30 (a)(b) 2,193
15,000,000 Madison Park Funding XVII Ltd. 2015-17A
144A, (3 mo. LIBOR USD + 1.000%), 1.26%,
7/21/30 (a)(b) 15,009
6,460,597 Magnetite VII Ltd. 2012-7A 144A, (3 mo.
LIBOR USD + 0.800%), 1.04%, 1/15/28 (a)(b) 6,471
1,626,762 MBarc Credit Canada Inc. 2021-AA 144A,
0.39%, 7/17/23 CAD (a)(c) 1,279
4,150,000 MBarc Credit Canada Inc. 2021-AA 144A,
0.63%, 5/15/24 CAD (a)(c) 3,236
478,475 Mercedes-Benz Auto Lease Trust 2020-B, 0.31%,
2/15/23  478
1,838,802 MMAF Equipment Finance LLC 2020-BA 144A,
0.38%, 8/14/23 (a) 1,837
1,238,565 MMAF Equipment Finance LLC 2020-A 144A,
0.74%, 4/09/24 (a) 1,237
Principal
or Shares Security Description
Value
(000)
5,500,000 MMAF Equipment Finance LLC 2021-A 144A,
0.30%, 4/15/24 (a) $ 5,490
4,533,555 Navient Private Education Refi Loan Trust 2020-
HA 144A, 1.31%, 1/15/69 (a) 4,500
1,649,757 Navient Private Education Refi Loan Trust 2021-
A 144A, 0.84%, 5/15/69 (a) 1,625
619,558 Navient Private Education Refi Loan Trust 2020-
GA 144A, 1.17%, 9/16/69 (a) 613
7,198,682 Navient Private Education Refi Loan Trust 2021-
CA 144A, 1.06%, 10/15/69 (a) 7,043
3,527,551 Navient Student Loan Trust 2019-7A 144A, (1
mo. LIBOR USD + 0.500%), 0.61%, 1/25/68 (a)
(b) 3,535
2,830,000 Navistar Financial Dealer Note Master Trust
2020-1 144A, (1 mo. LIBOR USD + 0.950%),
1.06%, 7/25/25 (a)(b) 2,839
15,400,000 Neuberger Berman Loan Advisers CLO Ltd.
2017-25A 144A, (3 mo. LIBOR USD +
0.930%), 1.17%, 10/18/29 (a)(b) 15,404
2,412,556 Palmer Square Loan Funding Ltd. 2020-1A
144A, (3 mo. LIBOR USD + 0.800%), 0.96%,
2/20/28 (a)(b) 2,412
7,629,572 Regatta Funding LP 2013-2A 144A, (3 mo.
LIBOR USD + 0.850%), 1.09%, 1/15/29 (a)(b) 7,633
2,755,878 Santander Bank N.A.-SBCLN 2021-1A 144A,
1.83%, 12/15/31 (a) 2,750
3,988,394 Santander Consumer Auto Receivables Trust
2021-BA 144A, 1.45%, 10/16/28 (a) 3,992
3,571,423 Santander Drive Auto Receivables Trust 2020-2,
0.96%, 11/15/24  3,573
1,660,009 Santander Retail Auto Lease Trust 2020-B 144A,
0.42%, 11/20/23 (a) 1,658
4,107,275 Santander Retail Auto Lease Trust 2021-A 144A,
0.32%, 2/20/24 (a) 4,093
9,671,741 Santander Retail Auto Lease Trust 2021-C 144A,
0.29%, 4/22/24 (a) 9,643
116,141 SoFi Consumer Loan Program Trust 2020-1
144A, 2.02%, 1/25/29 (a) 116
2,897,446 SoFi Consumer Loan Program Trust 2021-1
144A, 0.49%, 9/25/30 (a) 2,877
4,200,000 STWD Ltd. 2021-FL2 144A, (1 mo. LIBOR
USD + 1.200%), 1.30%, 4/18/38 (a)(b) 4,193
3,370,000 STWD Ltd. 2019-FL1 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.194%),
1.25%, 7/15/38 (a)(b) 3,367
2,740,000 Synchrony Card Funding LLC 2019-A2, 2.34%,
6/15/25  2,762
5,098,903 Tesla Auto Lease Trust 2021-A 144A, 0.36%,
3/20/25 (a) 5,091
7,400,000 Tesla Auto Lease Trust 2021-B 144A, 0.36%,
9/22/25 (a) 7,389
544,117 Towd Point Mortgage Trust 2017-5 144A, (1
mo. LIBOR USD + 0.600%), 0.71%, 2/25/57 (a)
(b) 544
4,051,485 Toyota Lease Owner Trust 2021-A 144A, 0.27%,
9/20/23 (a) 4,044
9,539,134 Toyota Lease Owner Trust 2021-B 144A, 0.25%,
3/20/24 (a) 9,495
4,040,000 TRTX Issuer Ltd. 2019-FL3 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 1.564%), 1.61%, 10/15/34 (a)(b) 4,035
2,384,400 Tryon Park CLO Ltd. 2013-1A 144A, (3 mo.
LIBOR USD + 0.890%), 1.13%, 4/15/29 (a)(b) 2,384

Principal
or Shares Security Description
Value
(000)
82,243 Volvo Financial Equipment LLC Series 2019-1A
144A, 3.00%, 3/15/23 (a) $ 82
1,071,826 Westlake Automobile Receivables Trust 2020-
2A 144A, 0.93%, 2/15/24 (a) 1,073
6,798,691 Westlake Automobile Receivables Trust 2019-
1A 144A, 3.67%, 3/15/24 (a) 6,863
4,752,935 Westlake Automobile Receivables Trust 2020-
3A 144A, 0.56%, 5/15/24 (a) 4,753
4,472,063 Westlake Automobile Receivables Trust 2021-
1A 144A, 0.39%, 10/15/24 (a) 4,465
5,699,208 Westlake Automobile Receivables Trust 2021-
2A 144A, 0.32%, 4/15/25 (a) 5,673
528,576 Wheels SPV 2 LLC 2019-1A 144A, 2.30%,
5/22/28 (a) 530
6,980,935 Wheels SPV 2 LLC 2021-1A 144A, (1 mo.
LIBOR USD + 0.280%), 0.38%, 8/20/29 (a)(b) 6,987
1,431,596 Wheels SPV 2 LLC 2020-1A 144A, 0.51%,
8/20/29 (a) 1,428
1,020,396 World Omni Auto Receivables Trust 2020-C,
0.35%, 12/15/23  1,020
3,342,873 World Omni Auto Receivables Trust 2019-B,
2.59%, 7/15/24  3,366
1,557,799 World Omni Automobile Lease Securitization
Trust 2020-B, 0.32%, 9/15/23  1,557
487,164 World Omni Select Auto Trust 2020-A, 0.47%,
6/17/24  487
Total Asset Backed (Cost - $588,309)
586,763
Commercial Paper(d) (8%
)
15,000,000 Ameren Illinois Co. , 0.22%, 2/22/22  14,998
15,000,000 Enel Finance America LLC , 0.21%, 2/18/22  14,998
14,190,000 Entergy Corp. , 0.22%, 2/16/22  14,189
15,000,000 Fidelity National Information Services Inc. ,
0.27%, 2/14/22  14,999
15,100,000 Fiserv Inc. , 0.23%, 2/15/22  15,099
15,000,000 Glencore Funding LLC , 0.25%, 2/09/22  15,000
15,000,000 Puget Sound Energy Inc. , 0.20%, 2/15/22  14,999
19,000,000 San Diego Gas & Electric Co. , 0.17%, 2/02/22  18,999
15,000,000 Sempra Energy , 0.24%, 2/02/22  15,000
5,283,000 Sempra Energy , 0.25%, 2/14/22  5,282
15,000,000 Vectren Utility Holdings , 0.15%, 2/01/22  15,000
19,000,000 WEC Energy Group Inc. , 0.20%, 2/09/22  18,999
Total Commercial Paper (Cost - $177,562)
177,562
Corporate Bond (41%
)
Financial  (20%)
2,950,000 AerCap Ireland Capital DAC/AerCap Global
Aviation Trust , (U.S. Secured Overnight
Financing Rate + 0.680%), 0.73%, 9/29/23 (b) 2,951
9,280,000 AerCap Ireland Capital DAC/AerCap Global
Aviation Trust 3NC1, 1.75%, 10/29/24  9,140
2,400,000 Ally Financial Inc. , 1.45%, 10/02/23  2,392
3,400,000 Banco Bilbao Vizcaya Argentaria SA , 0.88%,
9/18/23  3,365
1,655,000 Banco Bradesco SA 144A, 2.85%, 1/27/23 (a) 1,676
9,250,000 Bank of America Corp. , (3 mo. LIBOR USD +
0.790%), 3.00%, 12/20/23 (b) 9,394
2,127,000 Bank of America Corp. , (3 mo. LIBOR USD +
0.790%), 0.97%, 3/05/24 (b) 2,138
9,000,000 Bank of America Corp. , (3 mo. Bloomberg Short-
Term Bank Yield Index + 0.430%), 0.59%,
5/28/24 (b) 9,005
6,265,000 Bank of America Corp. , (U.S. Secured Overnight
Financing Rate + 0.740%), 0.81%, 10/24/24 (b) 6,178
Principal
or Shares Security Description
Value
(000)
8,950,000 Bank of America Corp. , (U.S. Secured Overnight
Financing Rate + 0.690%), 0.74%, 4/22/25 (b) $ 8,999
4,268,000 Bank of Montreal , 2.27%, 7/11/22 CAD (c) 3,380
8,000,000 Bank of Montreal , (U.S. Secured Overnight
Financing Rate + 0.240%), 0.29%, 12/01/22 (b) 8,001
5,340,000 Bank of Nova Scotia , (Secured Overnight
Financing Rate + 0.550%), 0.60%, 9/15/23 (b) 5,360
8,995,000 Banque Federative du Credit Mutuel SA 144A,
(U.S. Secured Overnight Financing Rate +
0.410%), 0.46%, 2/04/25 (a)(b) 8,977
2,895,000 Barclays PLC , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 0.800%),
1.01%, 12/10/24 (b) 2,847
1,905,000 Blackstone Private Credit Fund 144A, 1.75%,
9/15/24 (a) 1,853
2,950,000 Blackstone Secured Lending Fund , 3.65%,
7/14/23  3,020
1,150,000 BPCE SA 144A, 4.00%, 9/12/23 (a) 1,191
3,250,000 BPCE SA 144A, (U.S. Secured Overnight
Financing Rate + 0.570%), 0.62%, 1/14/25 (a)
(b) 3,253
2,555,000 Brighthouse Financial Global Funding 144A,
0.60%, 6/28/23 (a) 2,525
10,000,000 Canadian Imperial Bank of Commerce , 2.30%,
7/11/22 CAD (c) 7,920
6,435,000 Canadian Imperial Bank of Commerce , 0.45%,
6/22/23  6,361
4,470,000 Canadian Imperial Bank of Commerce , (Secured
Overnight Financing Rate + 0.400%), 0.45%,
12/14/23 (b) 4,468
8,940,000 Canadian Imperial Bank of Commerce , (U.S.
Secured Overnight Financing Rate + 0.420%),
0.47%, 10/18/24 (b)(e) 8,936
11,875,000 Capital One Financial Corp. , 3.20%, 1/30/23  12,106
5,285,000 Capital One Financial Corp. , (U.S. Secured
Overnight Financing Rate + 0.690%), 0.74%,
12/06/24 (b) 5,283
5,985,000 Citigroup Global Markets Holdings Inc. , 0.75%,
6/07/24  5,859
7,070,000 Citigroup Inc. , (U.S. Secured Overnight
Financing Rate + 0.686%), 0.78%, 10/30/24 (b) 6,968
7,610,000 Citigroup Inc. , (U.S. Secured Overnight
Financing Rate + 0.669%), 0.72%, 5/01/25 (b) 7,648
2,400,000 Deutsche Pfandbriefbank AG , 2.50%, 5/31/22 (f) 2,415
1,291,000 First Abu Dhabi Bank PJSC , 1.38%, 2/19/23
GBP (c)(f) 1,733
1,965,000 First-Citizens Bank & Trust Co. , 5.00%, 8/15/22  2,006
3,450,000 FS KKR Capital Corp. , 4.75%, 5/15/22  3,477
6,640,000 GA Global Funding Trust 144A, (U.S. Secured
Overnight Financing Rate + 0.500%), 0.55%,
9/13/24 (a)(b) 6,643
1,550,000 goeasy Ltd. 144A, 5.38%, 12/01/24 (a) 1,583
2,654,000 Goldman Sachs Group Inc. , (3 mo. LIBOR USD
+ 0.750%), 0.91%, 2/23/23 (b) 2,668
4,345,000 Goldman Sachs Group Inc. , (U.S. Secured
Overnight Financing Rate + 0.538%), 0.63%,
11/17/23 (b) 4,319
3,900,000 Goldman Sachs Group Inc. , 1.22%, 12/06/23  3,882
9,060,000 Goldman Sachs Group Inc. , (U.S. Secured
Overnight Financing Rate + 0.580%), 0.63%,
3/08/24 (b) 9,058
9,785,000 Goldman Sachs Group Inc. , (U.S. Secured
Overnight Financing Rate + 0.572%), 0.67%,
3/08/24 (b) 9,705

Payden Mutual Funds
Payden Limited Maturity Fund
continued
Principal
or Shares Security Description
Value
(000)
2,550,000 Icahn Enterprises LP/Icahn Enterprises Finance
Corp. , 5.25%, 5/15/27  $ 2,574
2,050,000 Itau Unibanco Holding SA 144A, 2.90%,
1/24/23 (a) 2,074
2,895,000 Jackson Financial Inc. 144A, 1.13%,
11/22/23 (a) 2,863
3,710,000 Jackson National Life Global Funding 144A,
(U.S. Secured Overnight Financing Rate +
0.600%), 0.65%, 1/06/23 (a)(b) 3,722
8,215,000 JPMorgan Chase & Co. , (U.S. Secured Overnight
Financing Rate + 0.580%), 0.63%, 3/16/24 (b) 8,234
2,621,000 JPMorgan Chase & Co. , (3 mo. LIBOR USD +
0.730%), 0.99%, 4/23/24 (b) 2,635
6,010,000 JPMorgan Chase & Co. , (U.S. Secured Overnight
Financing Rate + 0.535%), 0.58%, 6/01/25 (b) 6,020
9,040,000 JPMorgan Chase & Co. , (U.S. Secured Overnight
Financing Rate + 0.580%), 0.63%, 6/23/25 (b) 9,054
5,000,000 Lloyds Bank PLC , 2.13%, 7/24/22 (f) 5,035
3,700,000 Lloyds Banking Group PLC , (1 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
1.100%), 1.33%, 6/15/23 (b) 3,701
6,365,000 Macquarie Bank Ltd. 144A, 0.44%, 12/16/22 (a) 6,339
3,290,000 Macquarie Group Ltd. 144A, (3 mo. LIBOR
USD + 1.020%), 1.20%, 11/28/23 (a)(b) 3,308
6,885,000 Macquarie Group Ltd. 144A, (3 mo. LIBOR
USD + 1.350%), 1.57%, 3/27/24 (a)(b) 6,958
3,890,000 Macquarie Group Ltd. 144A, (U.S. Secured
Overnight Financing Rate + 0.710%), 0.76%,
10/14/25 (a)(b) 3,895
15,000,000 Manulife Bank of Canada , 2.08%, 5/26/22
CAD (c) 11,847
5,500,000 Metropolitan Life Global Funding I 144A, (U.S.
Secured Overnight Financing Rate + 0.350%),
0.40%, 9/08/22 (a)(b) 5,507
5,500,000 Mitsubishi UFJ Financial Group Inc. , 3.76%,
7/26/23  5,687
3,800,000 Mizuho Financial Group Inc. , (3 mo. LIBOR
USD + 0.840%), 1.08%, 7/16/23 (b) 3,811
3,960,000 Mizuho Financial Group Inc. , (3 mo. LIBOR
USD + 0.610%), 0.80%, 9/08/24 (b) 3,972
2,000,000 Morgan Stanley , (3 mo. LIBOR USD + 1.400%),
1.66%, 10/24/23 (b) 2,017
3,395,000 Morgan Stanley , (U.S. Secured Overnight
Financing Rate + 0.466%), 0.56%, 11/10/23 (b) 3,377
5,745,000 Morgan Stanley , (U.S. Secured Overnight
Financing Rate + 0.455%), 0.53%, 1/25/24 (b) 5,698
3,810,000 Morgan Stanley , (U.S. Secured Overnight
Financing Rate + 0.616%), 0.73%, 4/05/24 (b) 3,780
9,055,000 Morgan Stanley , (U.S. Secured Overnight
Financing Rate + 0.509%), 0.79%, 1/22/25 (b) 8,878
1,785,000 Morgan Stanley I, (U.S. Secured Overnight
Financing Rate + 0.745%), 0.86%, 10/21/25 (b) 1,732
1,715,000 NASDAQ Inc. , 0.45%, 12/21/22  1,705
5,000,000 National Australia Bank Ltd. 144A, (3 mo.
LIBOR USD + 0.410%), 0.61%, 12/13/22 (a)(b) 5,017
20,000,000 National Bank of Canada , 1.96%, 6/30/22
CAD (c) 15,811
2,785,000 National Bank of Canada , (1 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
0.770%), 0.90%, 8/15/23 (b) 2,781
3,145,000 NatWest Group PLC , (3 mo. LIBOR USD +
1.470%), 1.63%, 5/15/23 (b) 3,155
10,800,000 NatWest Group PLC , (3 mo. LIBOR USD +
1.480%), 3.50%, 5/15/23 (b) 10,865
Principal
or Shares Security Description
Value
(000)
3,930,000 NatWest Markets PLC 144A, (U.S. Secured
Overnight Financing Rate + 0.530%), 0.58%,
8/12/24 (a)(b) $ 3,938
5,025,000 New York Life Global Funding 144A, (3 mo.
LIBOR USD + 0.280%), 0.51%, 1/10/23 (a)(b) 5,031
6,300,000 OneMain Finance Corp. , 6.13%, 3/15/24  6,608
1,700,000 PayPal Holdings Inc. , 2.20%, 9/26/22  1,717
3,780,000 PNC Bank NA , (3 mo. LIBOR USD + 0.325%),
0.49%, 2/24/23 (b) 3,786
2,805,000 PNC Bank NA , (3 mo. LIBOR USD + 0.323%),
1.74%, 2/24/23 (b) 2,806
2,785,000 Protective Life Global Funding 144A, 0.50%,
4/12/23 (a) 2,763
3,340,000 Public Storage , (U.S. Secured Overnight
Financing Rate + 0.470%), 0.52%, 4/23/24 (b) 3,340
1,550,000 Radian Group Inc. , 6.63%, 3/15/25  1,673
4,515,000 Reliance Standard Life Global Funding II 144A,
2.63%, 7/22/22 (a) 4,556
3,765,000 Rocket Mortgage LLC/Rocket Mortgage Co-
Issuer Inc. 144A, 2.88%, 10/15/26 (a) 3,589
2,300,000 Santander Holdings USA Inc. , 3.70%, 3/28/22  2,306
4,502,000 Santander UK PLC 144A, 1.63%, 2/12/23 (a) 4,534
2,350,000 Simon Property Group LP , 2.75%, 6/01/23  2,386
2,475,000 Simon Property Group LP , (U.S. Secured
Overnight Financing Rate + 0.430%), 0.48%,
1/11/24 (b) 2,478
4,240,000 Skandinaviska Enskilda Banken AB 144A,
0.55%, 9/01/23 (a) 4,186
3,000,000 Stadshypotek AB 144A, 2.50%, 4/05/22 (a) 3,011
690,000 State Street Corp. , (U.S. Secured Overnight
Financing Rate + 2.690%), 2.83%, 3/30/23 (b) 692
2,330,000 Sumitomo Mitsui Trust Bank Ltd. 144A, 0.80%,
9/12/23 (a) 2,306
4,625,000 Sumitomo Mitsui Trust Bank Ltd. 144A, (U.S.
Secured Overnight Financing Rate + 0.440%),
0.49%, 9/16/24 (a)(b) 4,623
1,940,000 Synchrony Financial , 2.85%, 7/25/22  1,955
910,000 Synovus Bank , (U.S. Secured Overnight
Financing Rate + 0.945%), 2.29%, 2/10/23 (b) 910
6,000,000 Toronto-Dominion Bank 144A, 2.10%,
7/15/22 (a)(e) 6,043
8,500,000 Toronto-Dominion Bank , 3.01%, 5/30/23
CAD (c) 6,813
2,015,000 Toronto-Dominion Bank , (U.S. Secured
Overnight Financing Rate + 0.450%), 0.50%,
9/28/23 (b) 2,022
1,575,000 Truist Bank , (U.S. Secured Overnight Financing
Rate + 0.730%), 0.78%, 3/09/23 (b) 1,582
5,000,000 UniCredit Bank AG , 1.88%, 7/05/22 (f) 5,025
2,270,000 Volkswagen Group of America Finance LLC
144A, 0.88%, 11/22/23 (a) 2,238
8,000,000 Wells Fargo & Co. , 2.09%, 4/25/22 CAD (c) 6,313
3,370,000 Westpac Banking Corp. , (3 mo. LIBOR USD +
0.390%), 0.63%, 1/13/23 (b)(e) 3,382
473,347
Industrial  (15%)
3,170,000 7-Eleven Inc. 144A, 0.63%, 2/10/23 (a) 3,155
4,205,000 7-Eleven Inc. 144A, 0.80%, 2/10/24 (a) 4,124
9,223,000 AbbVie Inc. , 2.85%, 5/14/23  9,396
4,266,000 Aetna Inc. , 2.75%, 11/15/22  4,308
4,423,000 Aetna Inc. , 2.80%, 6/15/23  4,504

Principal
or Shares Security Description
Value
(000)
1,550,000 Albertsons Cos. Inc./Safeway Inc./New
Albertsons LP/Albertsons LLC 144A, 3.50%,
2/15/23 (a) $ 1,564
7,805,000 American Honda Finance Corp. , (3 mo. LIBOR
USD + 0.150%), 0.31%, 2/22/23 (b) 7,811
6,380,000 American Honda Finance Corp. , (3 mo. LIBOR
USD + 0.280%), 0.52%, 1/12/24 (b) 6,384
4,255,000 Astrazeneca Finance LLC , 0.70%, 5/28/24  4,180
3,195,000 AT&T Inc. , (Secured Overnight Financing Rate
+ 0.640%), 0.69%, 3/25/24 (b) 3,194
2,090,000 Avery Dennison Corp. , 0.85%, 8/15/24  2,042
1,550,000 Avient Corp. 144A, 5.75%, 5/15/25 (a) 1,600
1,550,000 Ball Corp. , 4.00%, 11/15/23  1,600
3,020,000 Ball Corp. , 5.25%, 7/01/25  3,251
1,735,000 Baxter International Inc. 144A, 0.87%,
12/01/23 (a) 1,712
2,590,000 Baxter International Inc. 144A, (U.S. Secured
Overnight Financing Rate + 0.440%), 0.49%,
11/29/24 (a)(b) 2,583
1,165,000 Berry Global Inc. , 0.95%, 2/15/24  1,147
3,385,000 BMW U.S. Capital LLC 144A, (Secured
Overnight Financing Rate + 0.530%), 0.58%,
4/01/24 (a)(b) 3,402
5,570,000 BMW U.S. Capital LLC 144A, (Secured
Overnight Financing Rate + 0.380%), 0.43%,
8/12/24 (a)(b) 5,584
6,540,000 Boeing Co. , 4.51%, 5/01/23  6,762
5,800,000 Boeing Co. , 1.43%, 2/04/24  5,744
9,250,000 Broadcom Corp./Broadcom Cayman Finance Ltd. ,
3.63%, 1/15/24  9,574
4,600,000 Canadian Tire Corp. Ltd. , 3.17%, 7/06/23
CAD (c) 3,679
1,550,000 CDK Global Inc. , 5.00%, 10/15/24  1,665
1,550,000 CDW LLC/CDW Finance Corp. , 5.50%,
12/01/24  1,639
1,255,000 CNH Industrial Capital LLC , 1.95%, 7/02/23  1,261
2,135,000 Conagra Brands Inc. , 0.50%, 8/11/23  2,104
16,000,000 Daimler Canada Finance Inc. , 3.30%, 8/16/22
CAD (c) 12,735
5,501,000 Daimler Finance North America LLC 144A,
3.35%, 2/22/23 (a) 5,630
3,115,000 Daimler Trucks Finance North America LLC
144A, 1.13%, 12/14/23 (a) 3,086
4,610,000 Daimler Trucks Finance North America LLC
144A, (U.S. Secured Overnight Financing Rate +
0.750%), 0.80%, 12/13/24 (a)(b) 4,619
1,740,000 Element Fleet Management Corp. 144A, 1.60%,
4/06/24 (a) 1,726
3,815,000 Fidelity National Information Services Inc. ,
0.38%, 3/01/23  3,778
5,600,000 Fidelity National Information Services Inc. ,
0.75%, 5/21/23 EUR (c) 6,353
890,000 Ford Motor Credit Co. LLC , (3 mo. LIBOR USD
+ 1.270%), 1.49%, 3/28/22 (b) 891
1,460,000 Ford Motor Credit Co. LLC , 3.09%, 1/09/23  1,465
2,095,000 Ford Motor Credit Co. LLC , 5.58%, 3/18/24  2,192
1,300,000 Ford Motor Credit Co. LLC , 3.66%, 9/08/24  1,315
1,340,000 Ford Motor Credit Co. LLC , 5.13%, 6/16/25  1,411
1,550,000 Freeport-McMoRan Inc. , 4.55%, 11/14/24  1,630
2,014,000 General Motors Financial Co. Inc. , (3 mo. LIBOR
USD + 1.310%), 1.53%, 6/30/22 (b) 2,023
3,745,000 General Motors Financial Co. Inc. , 1.05%,
3/08/24  3,688
Principal
or Shares Security Description
Value
(000)
4,765,000 General Motors Financial Co. Inc. , (U.S. Secured
Overnight Financing Rate + 0.620%), 0.67%,
10/15/24 (b) $ 4,763
1,365,000 Genuine Parts Co. , 1.75%, 2/01/25  1,358
2,264,000 Gilead Sciences Inc. , 0.75%, 9/29/23  2,240
3,180,000 GlaxoSmithKline Capital PLC , 0.53%, 10/01/23  3,144
1,550,000 Graphic Packaging International LLC , 4.13%,
8/15/24  1,620
1,550,000 HCA Inc. , 5.38%, 2/01/25  1,652
1,500,000 Honda Canada Finance Inc. , 2.54%, 3/01/23
CAD (c) 1,192
1,121,000 Honeywell International Inc. , 0.48%, 8/19/22  1,121
3,215,000 Humana Inc. , 0.65%, 8/03/23  3,175
2,500,000 Huntington Ingalls Industries Inc. 144A, 0.67%,
8/16/23 (a) 2,459
2,170,000 Hyundai Capital America 144A, 1.15%,
11/10/22 (a) 2,165
5,000,000 Hyundai Capital America 144A, 0.80%,
4/03/23 (a) 4,962
2,805,000 Hyundai Capital America 144A, 1.25%,
9/18/23 (a) 2,781
8,340,000 Hyundai Capital America 144A, 0.80%,
1/08/24 (a) 8,163
4,840,000 Illumina Inc. , 0.55%, 3/23/23  4,805
1,020,000 Infor Inc. 144A, 1.45%, 7/15/23 (a) 1,017
975,000 International Flavors & Fragrances Inc. 144A,
0.70%, 9/15/22 (a) 972
2,075,000 JDE Peet's NV 144A, 0.80%, 9/24/24 (a) 2,004
5,000,000 John Deere Canada Funding Inc. , 2.05%,
5/13/22 CAD (c) 3,948
1,500,000 John Deere Canada Funding Inc. , 2.63%,
9/21/22 CAD (c) 1,191
4,755,000 Keurig Dr Pepper Inc. , 0.75%, 3/15/24  4,658
3,775,000 Martin Marietta Materials Inc. , 0.65%, 7/15/23  3,734
1,550,000 Meritage Homes Corp. , 6.00%, 6/01/25  1,676
7,425,000 Microchip Technology Inc. , 0.97%, 2/15/24  7,275
3,620,000 Microchip Technology Inc. 144A, 0.98%,
9/01/24 (a) 3,523
3,100,000 Mondelez International Inc. , 0.63%, 7/01/22  3,098
6,880,000 Nissan Motor Acceptance Co. LLC 144A, (3 mo.
LIBOR USD + 0.640%), 0.83%, 3/08/24 (a)(b) 6,878
1,550,000 Penske Automotive Group Inc. , 3.50%, 9/01/25  1,542
1,875,000 PerkinElmer Inc. , 0.55%, 9/15/23  1,851
3,345,000 PerkinElmer Inc. , 0.85%, 9/15/24  3,253
4,910,000 PTC Inc. 144A, 3.63%, 2/15/25 (a) 4,934
1,865,000 Quanta Services Inc. , 0.95%, 10/01/24  1,817
1,105,000 Roper Technologies Inc. , 0.45%, 8/15/22  1,103
2,910,000 Royalty Pharma PLC , 0.75%, 9/02/23  2,868
1,039,000 Ryder System Inc. , 2.88%, 6/01/22  1,045
6,200,000 Ryder System Inc. , 3.40%, 3/01/23  6,334
1,550,000 Seagate HDD Cayman , 4.88%, 3/01/24  1,606
5,855,000 Siemens Financieringsmaatschappij NV 144A,
0.40%, 3/11/23 (a) 5,799
1,470,000 Skyworks Solutions Inc. , 0.90%, 6/01/23  1,455
1,885,000 Southwest Airlines Co. , 4.75%, 5/04/23  1,958
1,550,000 Sprint Communications Inc. , 6.00%, 11/15/22  1,598
450,000 Starbucks Corp. , 1.30%, 5/07/22  451
1,845,000 Stryker Corp. , 0.60%, 12/01/23  1,817
1,815,000 Taylor Morrison Communities Inc./Taylor
Morrison Holdings II Inc. 144A, 5.63%,
3/01/24 (a) 1,916
7,745,000 Thermo Fisher Scientific Inc. , 0.80%, 10/18/23  7,671

Payden Mutual Funds
Payden Limited Maturity Fund
continued
Principal
or Shares Security Description
Value
(000)
4,515,000 Thermo Fisher Scientific Inc. , (U.S. Secured
Overnight Financing Rate + 0.530%), 0.58%,
10/18/24 (b) $ 4,518
465,000 Toll Brothers Finance Corp. , 4.38%, 4/15/23  475
1,550,000 Toll Brothers Finance Corp. , 4.88%, 11/15/25  1,676
5,000,000 Toyota Credit Canada Inc. , 2.35%, 7/18/22
CAD (c) 3,959
1,550,000 TRI Pointe Group Inc./TRI Pointe Homes Inc. ,
5.88%, 6/15/24  1,640
3,085,000 Triton Container International Ltd. 144A,
0.80%, 8/01/23 (a) 3,051
6,280,000 Viatris Inc. , 1.13%, 6/22/22  6,288
2,465,000 VMware Inc. , 0.60%, 8/15/23  2,432
3,775,000 VMware Inc. , 1.00%, 8/15/24  3,687
4,425,000 Volkswagen Group of America Finance LLC
144A, 2.90%, 5/13/22 (a) 4,453
3,555,000 Volkswagen Group of America Finance LLC
144A, 0.75%, 11/23/22 (a) 3,544
5,500,000 Volkswagen Group of America Finance LLC
144A, 3.13%, 5/12/23 (a) 5,618
4,000,000 VW Credit Canada Inc. , 2.65%, 6/27/22
CAD (c)(f) 3,169
8,000,000 VW Credit Canada Inc. , 3.70%, 11/14/22
CAD (c) 6,409
2,000,000 VW Credit Canada Inc. , 1.20%, 9/25/23
CAD (c) 1,554
1,610,000 Westlake Chemical Corp. , 0.88%, 8/15/24  1,569
6,300,000 Yum! Brands Inc. 144A, 7.75%, 4/01/25 (a) 6,608
351,753
Utility  (6%)
4,705,000 Alexander Funding Trust 144A, 1.84%,
11/15/23 (a) 4,688
1,160,000 American Electric Power Co. Inc. M, 0.75%,
11/01/23  1,147
1,720,000 American Electric Power Co. Inc. , 2.03%,
3/15/24  1,723
4,600,000 Antero Resources Corp. , 5.00%, 3/01/25  4,662
2,500,000 Atmos Energy Corp. , 0.63%, 3/09/23  2,486
2,020,000 Baker Hughes Holdings LLC/Baker Hughes Co-
Obligor Inc. , 1.23%, 12/15/23  2,012
3,160,000 CenterPoint Energy Inc. , (Secured Overnight
Financing Rate + 0.650%), 0.70%, 5/13/24 (b) 3,160
2,150,000 CenterPoint Energy Resources Corp. , 0.70%,
3/02/23  2,135
2,675,000 Chevron Corp. , (3 mo. LIBOR USD + 0.900%),
1.05%, 5/11/23 (b) 2,703
4,025,000 Chevron USA Inc. , (3 mo. LIBOR USD +
0.110%), 0.26%, 8/12/22 (b) 4,027
4,115,000 Chevron USA Inc. , (3 mo. LIBOR USD +
0.200%), 0.35%, 8/11/23 (b) 4,119
1,105,000 Civitas Resources Inc. 144A, 5.00%,
10/15/26 (a) 1,106
2,065,000 Dominion Energy Inc. D, (3 mo. LIBOR USD +
0.530%), 0.73%, 9/15/23 (b) 2,066
6,180,000 DTE Energy Co. H, 0.55%, 11/01/22  6,165
7,400,000 Enbridge Inc. , (U.S. Secured Overnight
Financing Rate + 0.400%), 0.45%, 2/17/23 (b) 7,398
2,905,000 Enbridge Inc. , 0.55%, 10/04/23  2,858
2,000,000 Energy Transfer LP , 3.60%, 2/01/23  2,032
4,230,000 Energy Transfer LP , 4.25%, 3/15/23  4,330
2,280,000 Entergy Louisiana LLC , 0.62%, 11/17/23  2,248
1,550,000 EQT Corp. , 6.63%, 2/01/25  1,672
8,140,000 Georgia Power Co. A, 2.10%, 7/30/23  8,210
Principal
or Shares Security Description
Value
(000)
1,390,000 Gray Oak Pipeline LLC 144A, 2.00%,
9/15/23 (a) $ 1,395
1,325,000 Kinder Morgan Inc. , (3 mo. LIBOR USD +
1.280%), 1.52%, 1/15/23 (b) 1,336
18,780,000 NextEra Energy Capital Holdings Inc. , (3 mo.
LIBOR USD + 0.270%), 0.43%, 2/22/23 (b) 18,783
1,550,000 NextEra Energy Operating Partners LP 144A,
4.25%, 7/15/24 (a) 1,597
1,855,000 OGE Energy Corp. , 0.70%, 5/26/23  1,836
2,690,000 Oklahoma Gas and Electric Co. , 0.55%, 5/26/23  2,661
4,949,000 ONE Gas Inc. , (3 mo. LIBOR USD + 0.610%),
0.81%, 3/11/23 (b) 4,949
1,550,000 Ovintiv Exploration Inc. , 5.63%, 7/01/24  1,672
3,580,000 Pacific Gas and Electric Co. , 1.75%, 6/16/22  3,579
4,350,000 Phillips 66 , 0.90%, 2/15/24  4,294
3,610,000 Pioneer Natural Resources Co. , 0.55%, 5/15/23  3,577
1,590,000 Pioneer Natural Resources Co. , 0.75%, 1/15/24  1,560
5,440,000 Plains All American Pipeline LP/PAA Finance
Corp. , 2.85%, 1/31/23  5,512
2,345,000 Public Service Enterprise Group Inc. , 0.84%,
11/08/23  2,310
4,700,000 Southern Co. 2021, (U.S. Secured Overnight
Financing Rate + 0.370%), 0.42%, 5/10/23 (b) 4,694
1,540,000 Southern Natural Gas Co. LLC 144A, 0.63%,
4/28/23 (a) 1,525
4,550,000 Strathcona Resources Ltd. 144A, 6.88%,
8/01/26 (a) 4,521
1,550,000 TerraForm Power Operating LLC 144A, 4.25%,
1/31/23 (a) 1,560
138,308
Total Corporate Bond (Cost - $970,146)
963,408
Mortgage Backed (7%
)
5,300,000 BDS 2021-FL8 144A, (1 mo. LIBOR USD +
0.920%), 1.02%, 1/18/36 (a)(b) 5,257
4,400,000 Bellemeade RE Ltd. 2021-3A 144A, (U.S.
Secured Overnight Financing Rate Index 30day
Average + 1.000%), 1.05%, 9/25/31 (a)(b) 4,388
2,157,728 BPCRE Ltd. 2021-FL1 144A, (1 mo. LIBOR
USD + 0.850%), 0.95%, 2/15/37 (a)(b) 2,161
2,519,397 BX Commercial Mortgage Trust 2019-XL
144A, (1 mo. LIBOR USD + 0.920%), 1.03%,
10/15/36 (a)(b) 2,520
830,362 BX Commercial Mortgage Trust 2020-BXLP
144A, (1 mo. LIBOR USD + 1.600%), 1.71%,
12/15/36 (a)(b) 829
5,850,000 BXMT Ltd. 2020-FL2 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 1.014%), 1.06%, 2/15/38 (a)(b) 5,833
2,500,000 BXMT Ltd. 2020-FL2 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 1.264%), 1.31%, 2/15/38 (a)(b) 2,485
5,360,870 CHC Commercial Mortgage Trust 2019-CHC
144A, (1 mo. LIBOR USD + 2.050%), 2.16%,
6/15/34 (a)(b) 5,262
2,989,043 Connecticut Avenue Securities Trust 2019-HRP1
144A, (1 mo. LIBOR USD + 2.150%), 2.26%,
11/25/39 (a)(b) 2,986
8,789,181 Connecticut Avenue Securities Trust 2021-
R03 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 0.850%), 0.90%,
12/25/41 (a)(b) 8,799

Principal
or Shares Security Description
Value
(000)
3,550,000 Credit Suisse Mortgage Capital Certificates
2019-ICE4 144A, (1 mo. LIBOR USD +
1.230%), 1.34%, 5/15/36 (a)(b) $ 3,548
3,000,000 Eagle RE Ltd. 2021-2 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 1.550%), 1.60%, 4/25/34 (a)(b) 2,989
5,807,770 FHLMC Multifamily Structured Pass-Through
Certificates KI06, (1 mo. LIBOR USD +
0.220%), 0.32%, 3/25/25 (b) 5,807
6,902,774 Freddie Mac STACR REMIC Trust 2021-HQA1
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 0.700%), 0.75%,
8/25/33 (a)(b) 6,900
6,247,475 Freddie Mac STACR REMIC Trust 2021-DNA3
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 0.750%), 0.80%,
10/25/33 (a)(b) 6,249
5,500,000 Freddie Mac STACR REMIC Trust 2021-DNA5
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.650%), 1.70%,
1/25/34 (a)(b) 5,521
17,500,000 Freddie Mac STACR REMIC Trust 2021-HQA3
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 0.850%), 0.90%,
9/25/41 (a)(b) 17,467
7,950,000 Freddie Mac STACR REMIC Trust 2022-DNA1
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.000%), 1.05%,
1/25/42 (a)(b) 7,950
846,445 Freddie Mac STACR REMIC Trust 2020-HQA1
144A, (1 mo. LIBOR USD + 1.900%), 2.01%,
1/25/50 (a)(b) 849
547,770 Freddie Mac STACR REMIC Trust 2020-DNA2
144A, (1 mo. LIBOR USD + 1.850%), 1.96%,
2/25/50 (a)(b) 551
677,951 Freddie Mac STACR REMIC Trust 2020-DNA3
144A, (1 mo. LIBOR USD + 3.000%), 3.11%,
6/25/50 (a)(b) 679
1,278,530 Freddie Mac STACR REMIC Trust 2020-HQA3
144A, (1 mo. LIBOR USD + 3.600%), 3.71%,
7/25/50 (a)(b) 1,284
734,549 Freddie Mac STACR REMIC Trust 2020-DNA6
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 0.900%), 0.95%,
12/25/50 (a)(b) 735
1,263,393 Freddie Mac STACR REMIC Trust 2021-DNA1
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 0.650%), 0.70%,
1/25/51 (a)(b) 1,263
1,846,656 Freddie Mac STACR Trust 2019-FTR2 144A,
(1 mo. LIBOR USD + 0.950%), 1.06%,
11/25/48 (a)(b) 1,847
7,979,756 Freddie Mac STACR Trust 2019-HRP1 144A, (1
mo. LIBOR USD + 1.400%), 1.51%, 2/25/49 (a)
(b) 8,001
394,688 Freddie Mac STACR Trust 2019-DNA4 144A,
(1 mo. LIBOR USD + 1.950%), 2.06%,
10/25/49 (a)(b) 396
5,991,512 Freddie Mac Structured Agency Credit Risk
Debt Notes 2021-DNA2 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 0.800%), 0.85%, 8/25/33 (a)(b) 5,991
Principal
or Shares Security Description
Value
(000)
5,650,000 Home RE Ltd. 2021-2 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 1.250%), 1.30%, 1/25/34 (a)(b) $ 5,642
2,950,000 JP Morgan Chase Commercial Mortgage
Securities Trust 2019-MFP 144A, (1 mo. LIBOR
USD + 1.160%), 1.27%, 7/15/36 (a)(b) 2,938
3,009,495 LoanCore Issuer Ltd. 2021-CRE4 144A, (U.S.
Secured Overnight Financing Rate Index 30day
Average + 0.914%), 0.96%, 7/15/35 (a)(b) 2,997
617,467 MF1 Ltd. 2020-FL3 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 2.164%), 2.21%, 7/15/35 (a)(b) 623
9,000,000 Mortgage Repurchase Agreement Financing
Trust 2021-1 144A, (1 mo. LIBOR USD +
0.500%), 0.60%, 3/10/22 (a)(b) 9,009
1,260,186 New Residential Mortgage Loan Trust 2017-5A
144A, (1 mo. LIBOR USD + 1.500%), 1.61%,
6/25/57 (a)(b) 1,279
3,350,000 Oaktown Re VII Ltd. 2021-2 144A, (U.S.
Secured Overnight Financing Rate Index 30day
Average + 1.600%), 1.65%, 4/25/34 (a)(b) 3,341
6,950,000 ONE Mortgage Trust 2021-PARK 144A, (1 mo.
LIBOR USD + 0.700%), 0.81%, 3/15/36 (a)(b) 6,907
1,700,000 PFP Ltd. 2019-5 144A, (1 mo. LIBOR USD +
1.420%), 1.53%, 4/14/36 (a)(b) 1,700
813,376 PFP Ltd. 2019-6 144A, (1 mo. LIBOR USD +
1.050%), 1.16%, 4/14/37 (a)(b) 810
1,780,000 PFP Ltd. 2019-6 144A, (1 mo. LIBOR USD +
1.450%), 1.56%, 4/14/37 (a)(b) 1,769
1,900,000 Radnor RE Ltd. 2021-2 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 1.850%), 1.90%, 11/25/31 (a)(b) 1,904
1,318,000 Ripon Mortgages PLC 1A 144A, (3 mo. LIBOR
GBP + 0.800%), 0.91%, 8/20/56 GBP (a)(b)(c) 1,774
1,896,209 STACR Trust 2018-HRP1 144A, (1 mo. LIBOR
USD + 1.650%), 1.76%, 4/25/43 (a)(b) 1,898
3,610,244 STACR Trust 2018-HRP2 144A, (1 mo. LIBOR
USD + 1.250%), 1.36%, 2/25/47 (a)(b) 3,614
5,200,000 STACR Trust 2018-HRP2 144A, (1 mo. LIBOR
USD + 2.400%), 2.51%, 2/25/47 (a)(b) 5,297
16,463 STACR Trust 2018-DNA3 144A, (1 mo. LIBOR
USD + 0.750%), 0.86%, 9/25/48 (a)(b) 17
Total Mortgage Backed (Cost - $170,242)
170,066
U.S. Treasury (16%
)
50,000,000 U.S. Treasury Bill , 0.05%, 2/03/22 (d) 50,000
50,000,000 U.S. Treasury Bill , 0.04%, 2/08/22 (d) 50,000
40,000,000 U.S. Treasury Bill , 0.05%, 2/15/22 (d) 39,999
82,000,000 U.S. Treasury Bill , 0.05%, 2/24/22 (d) 81,998
65,000,000 U.S. Treasury Bill , 0.08%, 3/22/22 (d) 64,994
20,000,000 U.S. Treasury Bill , 0.07%, 4/07/22 (d) 19,995
23,000,000 U.S. Treasury Bill , 0.12%, 4/14/22 (d) 22,994
10,000,000 U.S. Treasury Bill , 0.19%, 4/28/22 (d) 9,996
13,000,000 U.S. Treasury Bill , 0.23%, 7/07/22 (d) 12,978
24,000,000 U.S. Treasury Note , 0.25%, 9/30/23  23,677
2,000,000 U.S. Treasury Note , 0.13%, 12/15/23 (g) 1,963
Total U.S. Treasury (Cost - $378,900)
378,594
Investment Company (3%
)
35,281,639 Payden Cash Reserves Money Market Fund* 35,282
2,726,002 Payden Floating Rate Fund, SI Class* 26,933
Total Investment Company (Cost - $62,282)
62,215
Total Investments (Cost - $2,347,441) (100%)
2,338,608
Other Assets, net of Liabilities (0%)
600
Net Assets (100%) $ 2,339,208

Payden Mutual Funds
Payden Limited Maturity Fund
continued
* Affiliated investment.
(a) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(b) Floating rate security. The rate shown reflects the rate in effect at January
31, 2022.
(c) Principal in foreign currency.
(d) Yield to maturity at time of purchase.
(e) All or a portion of these securities are on loan. At January 31, 2022, the total market value of the Fund’s securities on loan is $3,620 and the total market value of the collateral held by the Fund is $3,702. Amounts in 000s.
(f) Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(g) All or a portion of the security is pledged to cover futures contract margin requirements.
Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
(000s)
Assets:
GBP 59
USD  78 HSBC Bank USA, N.A. 03/17/2022 $ 1
USD 6,734
EUR  5,704 Citibank, N.A. 03/17/2022 320
USD 149,642
CAD  189,683 HSBC Bank USA, N.A. 03/17/2022 430
USD 3,703
GBP  2,686 HSBC Bank USA, N.A. 03/17/2022 91

Liabilities:
CAD 33,484 USD  26,687 HSBC Bank USA, N.A. 03/17/2022 (347)
Net Unrealized Appreciation (Depreciation)
$ 495
Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Appreciation
(000s)
Short Contracts:
U.S. Treasury 2-Year Note Future 260 Mar-22 $ (56,331) $ 214 $ 214
U.S. Treasury 5-Year Note Future 340 Mar-22 (40,529) 424 424
a a
Total Futures
$638